Lease Liability (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions to ROU leases	$ 1,844
Finance lease obligations [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings, interest rate	2.50%
Finance lease obligations [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings, interest rate	7.43%